dividends per share	12 Months Ended
Dec. 31, 2019
dividends per share
dividends per share

13   dividends per share

(a)    Dividends declared

Years ended December 31	2019				2018
(millions except per share amounts)	Declared		Paid to		Declared		Paid to
Common Share dividends	Effective	Per share [1]	shareholders	Total	Effective	Per share [1]	shareholders	Total
Quarter 1 dividend	Mar. 11, 2019	$0.5450	Apr. 1, 2019	$329	Mar. 9, 2018	$0.5050	Apr. 2, 2018	$299
Quarter 2 dividend	Jun. 10, 2019	0.5625	Jul. 2, 2019	339	Jun. 8, 2018	0.5250	Jul. 3, 2018	315
Quarter 3 dividend	Sep. 10, 2019	0.5625	Oct. 1, 2019	338	Sep. 10, 2018	0.5250	Oct. 1, 2018	313
Quarter 4 dividend	Dec. 11, 2019	0.5825	Jan. 2, 2020	352	Dec. 10, 2018	0.5450	Jan. 2, 2019	326
		$2.2525		$1,358		$2.1000		$1,253

(1)	See Note 28(b).

On February 12, 2020, the Board of Directors declared a quarterly dividend of $0.5825 per share (see Note 28(b)) on our issued and outstanding Common Shares payable on April 1, 2020, to holders of record at the close of business on March 11, 2020. The final amount of the dividend payment depends upon the number of Common Shares issued and outstanding at the close of business on March 11, 2020.

(b)  Dividend Reinvestment and Share Purchase Plan

We have a Dividend Reinvestment and Share Purchase Plan under which eligible holders of Common Shares may acquire additional Common Shares by reinvesting dividends and by making additional optional cash payments to the trustee. Under this plan, we have the option of offering Common Shares from Treasury or having the trustee acquire Common Shares in the stock market. We may, at our discretion, offer Common Shares at a discount of up to 5% from the market price under the plan. Effective with our dividends paid October 1, 2019, we offered Common Shares from Treasury at a discount of 2%. In respect of Common Shares held by eligible shareholders who have elected to participate in the plan, dividends declared during the year ended December 31, 2019,of  $256 million (2018 – $54 million) were to be reinvested in Common Shares.